Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 1,175	$ 1,287	$ 1,473
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	922	118
Amount of unrecognized tax loss carryforwards	36	7
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	24,000	17,000
2011 - 2017 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,425
Canada [member] | 2022 - 2040 taxation years [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards expiration period	2040
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 10	$ 9